Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Leases

The Company’s lease agreements do not contain any material variable lease payments, material residual value guarantees or material restrictive covenants. Leases consisted of the following (in thousands):

Leases	Classification	September 30, 2024	December 31, 2023
Assets
Operating lease assets	Right of use asset	$306	$792
Total leased assets		$306	$792
Liabilities
Current - Operating	Operating lease liability- current	$346	$852
Noncurrent - Operating	Operating lease liability- noncurrent	—	155
Total leased liabilities		$346	$1,007

Lease Cost	Classification	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023
Operating lease cost	SG&A and R&D Expenses	$172	$191	$678	$572
Short term lease cost	SG&A Expenses	3	3	10	10
Sublease income (1)	SG&A and R&D Expenses	(142)	(111)	(404)	(329)
Net lease cost		$33	$83	$284	$253

(1)
Sublease income is recorded as a reduction to lease expense.

Lease Term and Discount Rate	September 30, 2024	December 31, 2023
Weighted-average remaining lease term (years)	0.7	2.3
Weighted-average discount rate	6.5%	6.0%
Leases consisted of the following (in thousands):

Leases	Classification	December 31, 2023	December 31, 2022
Assets
Operating lease assets	Right of use asset	$792	$1,848
Total leased assets		$792	$1,848
Liabilities
Current - Operating	Operating lease liability - current	$852	$1,010
Noncurrent - Operating	Operating lease liability - noncurrent	155	1,007
Total leased liabilities		$1,007	$2,017

Lease Cost	Classification	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Operating lease cost	SG&A and R&D Expenses	$763	$1,028
Short term lease cost	SG&A and R&D Expenses	13	6
Sublease income (1)	SG&A and R&D Expenses	(450)	(384)
Net lease cost		$326	$650

(1)
Sublease income is recorded as a reduction to lease expense.

Lease Term and Discount Rate	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (years)	2.3	2.4
Weighted-average discount rate	6%	6%

Schedule of Maturities of Operating Lease Liabilities

The maturities of the operating lease liabilities as of December 31, 2023 are as follows (in thousands):

Years Ending December 31,	Amounts
2024	$886
2025	156
Total operating lease payments	$1,042
Less: imputed interest	35
Total current and noncurrent operating lease liabilities	$1,007